Related Party Disclosures - Additional Information (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amount paid to trust by the company	£ 0	£ 0
Shares purchased by the EBT	0	7
Repayment of debt by Employee benefit trust	£ 45,493
Cash balance held by the EBT	£ 17,866		£ 21,525
Ordinary Shares [Member]
Disclosure of transactions between related parties [line items]
Stock Held By Employee Benefit Trust	145,830